COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Headway Earn-out Liability

Pursuant to the Headway acquisition that closed on May 18, 2022, the purchase price includes an earnout payment totaling up to $4,450 of earn out provision. Upon the attainment of certain trailing twelve month (“TTM”) EBITDA achievements the Company will pay to the Headway seller a contingent payment in accordance with the following:

Adjusted EBITDA of $0 or less than $0= no Contingent Payment

Adjusted EBITDA of $500 x 2.5 multiple= $1,250 Contingent Payment

Adjusted EBITDA of $1,000 x 2.5 multiple= $2,500 Contingent Payment

Adjusted EBITDA of $1,800 x 2.5 multiple= $4,500 Contingent Payment

Adjusted EBITDA of $2,000 or more x 2.5 multiple= $5,000 Contingent Payment

The Company performed an analysis over the contingent payment and prepared a forecast to determine the likelihood of the Adjusted EBITDA payout. The adjusted EBITDA TTM forecast, as of April 2023, is above the $2,000 threshold amount, such that the $5,000 was recorded as consideration. The estimated value calculated in the forecast is preliminary and subject to change. A payment of $160 was made on May 18, 2022, the date of the Headway closing. In addition, $550 related to a retention bonus of certain Headway employees was recorded as other current liabilities. The balance at October 1, 2022 is $4,290.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On December 5, 2019, former owner of Key Resources, Inc. (“KRI”), Pamela D. Whitaker (“Whitaker” or “Plaintiff”), filed a complaint in Guilford County, North Carolina (the “North Carolina Action”) asserting claims for breach of contract and declaratory judgment against Monroe Staffing Services LLC (“Monroe”) and the Company (collectively, the “Defendants”) arising out of the alleged non-payment of certain earn-out payments and interest purportedly due under a Share Purchase Agreement pursuant to which Whitaker sold all issued and outstanding shares in her staffing agency, KRI, to Monroe in August 2018. Whitaker sought $4,054 in alleged damages. As of October 1, 2022, the $4,054 is included with the Headway earnout as part of Earnout liabilities.

Defendants removed the action to the Middle District of North Carolina on January 7, 2020, and Plaintiff moved to remand on February 4, 2020. Briefing on the motion to remand concluded on February 24, 2020. Separately, Defendants moved to dismiss the action on January 14, 2020, based on Plaintiff’s failure to state a claim, improper venue, and lack of personal jurisdiction as to defendant Staffing 360 Solutions, Inc. Alternatively, Defendants sought a transfer of the action to the Southern District of New York, based on the plain language of the Share Purchase Agreement’s forum selection clause. Briefing on Defendants’ motion to dismiss concluded on February 18, 2020. On February 28, 2020, Plaintiff moved for leave to file an amended complaint. Defendants filed their opposition to the motion for leave on March 19, 2020. Plaintiff thereafter filed a reply.

On June 29, 2020, Magistrate Judge Joe L. Webster issued a Report and Recommendation on the pending motions, recommending that Defendants’ motion to dismiss be granted with regard to Defendants’ request to transfer the matter to the Southern District of New York, and denied in all other regards without prejudice to Defendants raising those arguments again in the new forum. Magistrate Judge Webster also recommended that Plaintiff’s motion to remand be denied and motion to amend be left to the discretion of the Southern District of New York.

Plaintiff filed an objection to the Report and Recommendation on July 9, 2020. Defendants responded on July 23, 2020. On February 19, 2021, the District Court issued a decision that reversed the Magistrate Judge’s Order. The District Court granted Plaintiff’s motion to remand and denied Defendants’ motion to dismiss as moot. Defendants filed a Notice of Appeal to the Fourth Circuit on February 25, 2021, and filed their opening brief on April 21, 2021. Plaintiff filed her response brief on May 21, 2021, and Defendants replied on June 11, 2021. Oral argument was held on March 9, 2022. On July 22, 2022, the Fourth Circuit issued a decision to vacate the District Court’s decision and ordered the North Carolina District Court to transfer the North Carolina Action to the Southern District of New York for adjudication there in accordance with the Share Purchase Agreement’s forum selection clause.

Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc. v. Whitaker

Separately, on February 26, 2020, the Company and Monroe filed an action against Whitaker in the United States District Court for the Southern District of New York (Case No. 1:20-cv-01716) (the “New York Action”.) The New York Action concerns claims for breach of contract and fraudulent inducement arising from various misrepresentations made by Whitaker to the Company and Monroe in advance of, and included in, the share purchase agreement. The Company and Monroe are seeking damages in an amount to be determined at trial but in no event less than $6,000. On April 28, 2020, Whitaker filed a motion to dismiss the New York Action on both procedural and substantive grounds. On June 11, 2020, Monroe and the Company filed their opposition to Whitaker’s motion to dismiss. On July 9, 2020 Whitaker filed reply papers in further support of the motion.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

On October 13, 2020, the Court denied Whitaker’s motion to dismiss, in part, and granted the motion, in part. The Court rejected Whitaker’s procedural arguments but granted the motion on substantive grounds. However, the Court ordered that Monroe and the Company may seek leave to amend the complaint by letter application by December 1, 2020. Monroe and the Company filed a letter of motion for leave to amend and a proposed Amended Complaint on December 1, 2020. On January 5, 2021, Whitaker filed an opposition to the letter motion. On January 25, 2021, Monroe and the Company filed a reply in further support of the letter motion. On March 9, 2021, the Court granted Monroe and the Company’s motion for leave to amend, in part, and denied the motion, in part. The Court rejected Monroe and the Company’s claim for fraudulent inducement but granted the motion for leave to amend their breach of contract claim. Monroe and the Company filed their amended complaint on March 12, 2021.

On April 9, 2021, Whitaker renewed her motion to dismiss on procedural grounds, requesting dismissal of the action or, in the alternative, a stay of the proceeding pending adjudication on the merits of the North Carolina Action. On May 14, 2021, Monroe and the Company filed an opposition to the motion to dismiss. On June 21, 2021, Whitaker filed a reply in further support of the motion. The Court referred the case to Magistrate Judge Moses, who held oral argument on the motion on November 9, 2021. On March 8, 2022, Magistrate Judge Barbara Moses stayed the action pending a decision by the Fourth Circuit on the appeal filed by Monroe and the Company in The North Carolina Action.

In light of the Fourth Circuit’s issuance of its July 22, 2022, decision and order transferring the North Carolina Action to the Southern District of New York on August 1, 2022, the parties to the New York Action wrote to the Magistrate overseeing the matter to request a conference to address, inter alia, the resumption of discovery in light of the Fourth Circuit’s Order issued on July 22, 2022. On August 3, 2022, Magistrate Judge Moses lifted the stay previously imposed in the matter and ordered the parties to appear at a teleconference held on August 16, 2022. At the teleconference, the parties agreed that the North Carolina Action would be dismissed following its transfer to the Southern District of New York without prejudice to Whitaker’s right to assert the same causes of action, based on substantially similar allegations, as counterclaims in the New York Action and that Whitaker would have until September 30, 2022, to do so. The Court ordered the parties to submit a stipulation to this effect by August 23, 2022. Per the Court’s Order, on August 22, 2022, the parties filed a stipulation and proposed order whereby the parties agreed that Whitaker would voluntarily dismiss the North Carolina Action, and would reassert the causes of action set forth in the Proposed Amended Complaint filed in the North Carolina Action as counterclaims in the New York Action; and set forth deadlines for the filing of Whitaker’s answer and counterclaims Plaintiffs’ response to such counterclaims. The Court so-ordered that stipulation on August 23, 2022.

On September 30, 2022, Whitaker filed an answer and counterclaims, including (1) a cause of action for breach of contract, which was substantially similar to Whitaker’s breach of contract in the North Carolina Action (the “Breach of Contract Counterclaim”), and (2) a cause of action under New York and North Carolina consumer protection statutes, asserting that that Plaintiffs exhibited a pattern and practice in the purchase of businesses similar to KRI by which they allegedly, “endeavor[  ] to acquire the purchased company at a discount of the agreed-upon purchase price by making an initial down payment, then reneging on payment of deferred compensation or earnouts and fabricating a pretextual reason for nonpayment at the time the deferred compensation or earnouts become due” (the Consumer Protection Counterclaim”). For the Consumer Protection Counterclaim, Defendant seeks to recover the full amount of the Earnout Payments ($4,054)—the very same damages sought by Defendant’s Contract Counterclaim—as well as trebled damages pursuant to the North Carolina statute, and interest.

On October 12, 2022, the parties filed a joint pre-conference statement pursuant to the court’s August 24, 2022, order scheduling an initial case management conference. Pursuant to that order, on October 19, 2022, the Court held an initial case management conference. Later that day, the Court issued an initial case management order which set forth relevant deadlines, including the close of fact discovery on April 21, 2023, and the close of all discovery (including expert discovery) on July 19, 2023.

On November 11, 2022, Plaintiffs moved to dismiss the Consumer Protection Counterclaim.

Monroe and the Company intend to pursue their claims vigorously.

As of the date of this filing, we are not aware of any other material legal proceedings to which we or any of our subsidiaries is a party or to which any of our property is subject, other than as disclosed above.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Flood Employment Agreement

On January 3, 2014, in connection with our acquisition of Initio, we entered into a services agreement (the “Flood Employment Agreement”) with Brendan Flood. Pursuant to the Flood Employment Agreement, Mr. Flood initially served as Executive Chairman of the Board. Mr. Flood was initially paid a salary of £192 per annum, less statutory deductions, plus other benefits including reimbursement for reasonable expenses, paid vacation and insurance coverage for his roles with both the Company and our U.K. subsidiary. Under the Flood Employment Agreement, Mr. Flood’s salary is required to be adjusted (but not decreased) annually in connection with the CPI Adjustment (as defined in the Flood Employment Agreement.) Mr. Flood is also entitled to an annual bonus of up to 50% of his annual base salary based reaching certain financial milestones. Additionally, Mr. Flood was entitled to a gross profit appreciation participation, which entitled the participants to 10% of Initio’s “Excess Gross Profit,” which is defined as the increase in Initio gross profits in excess of 120% of the base year’s gross profit, up to $400. Mr. Flood’s participating level was 62.5%. On May 29, 2015, the Gross Profit Appreciation Bonus associated with this employment agreement was converted into 1,039,380 shares of Series A Preferred Stock. On January 8, 2021, all of Mr. Flood’s shares of Series A Preferred Stock were converted into 2,703 shares of our common stock.

The Flood Employment Agreement had an initial term of five years and automatically renews thereafter unless 12 months’ written notice is provided by either party. It also includes customary non-compete/solicitation language for a period of 12 months after termination of employment, and in the event of a change in control, we may request that Mr. Flood continue employment with the new control entity. In December 2017, upon the reorganization of the Company and departure of Mr. Briand, Mr. Flood’s title was changed to Chairman and he assumed the roles of Chief Executive Officer and President of the Company. On January 1, 2018 the Company increased his salary by the CPI Adjustment. On January 1, 2019 and on January 1, 2020, Mr. Flood was eligible for a CPI salary adjustment and chose to waive this adjustment. Effective January 1, 2020, Mr. Flood’s salary changed to $503 and bonus changed to up to 75% of his annual base salary. All other terms of the Flood Employment Agreement remained unchanged.

The Barker Employment Agreement

The Company entered into an employment agreement with Alicia Barker that appointed her as our Chief Operating Officer effective July 1, 2018 (the “Barker Employment Agreement”). Ms. Barker also serves as a member of our Board and receives stock compensation for her service as a member of the Board.

Under the terms of the Barker Employment Agreement, Ms. Barker currently receives an annual base salary of $250 and is entitled to receive an annual performance bonus of up to 75% of her base salary based on the achievement of certain performance metrics. Ms. Barker’s base salary is required to be reviewed by the Board on an annual basis and may be increased, but not decreased, in its sole discretion. Ms. Barker is also entitled to reimbursement of certain out-of-pocket expenses incurred in connection with her services to the Company and to participate in the benefit plans generally made available to other executives of the Company. Effective January 1, 2021, Ms. Barker’s salary changed to $275.

In the event Ms. Barker is terminated without cause or for good reason (as such terms are defined in the Barker Employment Agreement), Ms. Barker is entitled to receive (subject to certain requirements, including signing a general release of claims): (i) any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date; (ii) severance pay in an amount equal to 12 months’ base salary; and (iii) any earned but unpaid performance bonus. In the event Ms. Barker is terminated for cause or without good reason, she is only entitled to receive any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date.

The Barker Employment Agreement also contains customary confidentiality, non-solicitation and non-disparagement clauses.

The Anwar Employment Agreement

The Company entered into an employment agreement with Khalid Anwar that appointed him as our Senior Vice President, Corporate Finance effective June 29, 2020 (the “Anwar Employment Agreement”).

Under the terms of the Anwar Employment Agreement, Mr. Anwar currently receives an annual base salary of $200 and is entitled to receive an annual performance bonus of up to 50% of his base salary based on the achievement of certain performance metrics. The Anwar Employment Agreement will automatically renew for successive one-year terms after the initial employment term unless terminated by either party upon written notice provided not less than three months before the end of the initial term or renewal term. Mr. Anwar is also entitled to reimbursement of certain out-of-pocket expenses incurred in connection with his services to the Company and to participate in the benefit plans generally made available to other executives of the Company.

In the event Mr. Anwar is terminated without cause or for good reason (as such terms are defined in the Anwar Employment Agreement), he is entitled to receive (subject to certain requirements, including signing a general release of claims) (i) any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through his termination date and (ii) any earned but unpaid performance bonus. In the event Mr. Anwar is terminated for cause or without good reason, Mr. Anwar is only entitled to receive any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through his termination date.

Effective December 15, 2020, Mr. Anwar was appointed the Company’s principal financial officer and principal accounting officer.

The Anwar Employment Agreement also contains customary confidentiality, non-solicitation and non-disparagement clauses.

Earn-out Liabilities

Pursuant to the acquisition of KRI on August 27, 2018, the purchase price includes earnout consideration payable to the seller of $2,027 each on August 27, 2019 and August 27, 2020. The payment of the earnout consideration was contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company is required pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019. In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020 to February 27, 2020. The seller of KRI, Pamela D. Whitaker (“Whitaker”) has filed a lawsuit against the Company asserting claims for breach of contract and declaratory judgment against the Company due under a share purchase agreement and is seeking $4,054 in alleged damages. While the Company had recognized the liability for the earnout consideration of $4,054 due to Whitaker, within current liabilities as of January 1, 2022 and January 2, 2021, in February 2020, the Company filed an action against Whitaker for breach of contract which more than offsets the earnout consideration recognized. The Company paid interest of $40 during the period ended September 26, 2020. Refer to legal proceedings below for action filed against Whitaker, the former owner of KRI.

Lease Obligations

The Company is party to multiple lease agreements for office space. The agreements require monthly rental payments through September 2029. Total minimum obligations are approximately $1,102, $1,134, $947, $839, $839 and $2,105 for the twelve months ended fiscal 2022, 2023, 2024, 2025, 2026 and beyond, respectively. For Fiscal 2021 and Fiscal 2020, rent expense amounted to $989 and $1,659, respectively.

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On December 5, 2019, former owner of Key Resources, Inc. (“KRI”), Pamela D. Whitaker (“Whitaker” or “Plaintiff”), filed a complaint in Guilford County, North Carolina (the “North Carolina Action”) asserting claims for breach of contract and declaratory judgment against Monroe Staffing Services LLC (“Monroe”) and the Company (collectively, the “Defendants”) arising out of the alleged non-payment of certain earn-out payments and interest purportedly due under a Share Purchase Agreement pursuant to which Whitaker sold all issued and outstanding shares in her staffing agency, KRI, to Monroe in August 2018. Whitaker sought $4,054 in alleged damages.

Defendants removed the action to the Middle District of North Carolina on January 7, 2020, and Plaintiff moved to remand on February 4, 2020. Briefing on the motion to remand concluded on February 24, 2020. Separately, Defendants moved to dismiss the action on January 14, 2020 based on Plaintiff’s failure to state a claim, improper venue, and lack of personal jurisdiction as to defendant Staffing 360 Solutions, Inc. Alternatively, Defendants sought a transfer of the action to the Southern District of New York, based on the plain language of the Share Purchase Agreement’s forum selection clause. Briefing on Defendants’ motion to dismiss concluded on February 18, 2020. On February 28, 2020, Plaintiff moved for leave to file an amended complaint. Defendants filed their opposition to the motion for leave on March 19, 2020. Plaintiff has filed a reply.

On June 29, 2020, Magistrate Judge Webster issued a Report and Recommendation on the pending motions, recommending that Defendants’ motion to dismiss be granted with regard to Defendants’ request to transfer the matter to the Southern District of New York, and denied in all other regards without prejudice to Defendants raising those arguments again in the new forum. Magistrate Judge Webster also recommended that Plaintiff’s motion to remand be denied and motion to amend be left to the discretion of the Southern District of New York.

Plaintiff filed an objection to the Report and Recommendation on July 9, 2020. Defendants responded on July 23, 2020. On February 19, 2021, the District Court issued a decision that reversed the Magistrate Judge’s Order. The District Court granted Plaintiff’s motion to remand and denied Defendants’ motion to dismiss as moot. Defendants filed a Notice of Appeal to the Fourth Circuit on February 25, 2021 and filed their opening brief on April 21, 2021. Plaintiff filed her response brief on May 21, 2021, and Defendants replied on June 11, 2021. Oral argument was held on March 9, 2022. As of the date of this filing, a decision is pending.

Separately, on February 26, 2020, the Company and Monroe filed an action against Whitaker in the United States District Court for the Southern District of New York (Case No. 1:20-cv-01716) (the “New York Action”.) The New York Action concerns claims for breach of contract and fraudulent inducement arising from various misrepresentations made by Whitaker to the Company and Monroe in advance of, and included in, the share purchase agreement. The Company and Monroe are seeking damages in an amount to be determined at trial but in no event less than $6,000. On April 28, 2020, Whitaker filed a motion to dismiss the New York Action on both procedural and substantive grounds. On June 11, 2020, Monroe and the Company filed their opposition to Whitaker’s motion to dismiss. On July 9, 2020 Whitaker filed reply papers in further support of the motion.

On October 13, 2020, the Court denied Whitaker’s motion to dismiss, in part, and granted the motion, in part. The Court rejected Whitaker’s procedural arguments but granted the motion on substantive grounds. However, the Court ordered that Monroe and the Company may seek leave to amend the complaint by letter application by December 1, 2020. Monroe and the Company filed a letter of motion for leave to amend and a proposed Amended Complaint on December 1, 2020. On January 5, 2021, Whitaker filed an opposition to the letter motion. On January 25, 2021, Monroe and the Company filed a reply in further support of the letter motion. On March 9, 2021, the Court granted Monroe and the Company’s motion for leave to amend, in part, and denied the motion, in part. The Court rejected Monroe and the Company’s claim for fraudulent inducement but granted the motion for leave to amend their breach of contract claim. Monroe and the Company filed their amended complaint on March 12, 2021. On April 9, 2021, Whitaker renewed her motion to dismiss on procedural grounds, requesting dismissal of the action or, in the alternative, a stay of the proceeding pending adjudication on the merits of the North Carolina Action. On May 14, 2021, Monroe and the Company filed an opposition to the motion to dismiss. On June 21, 2021, Whitaker filed a reply in further support of the motion. The Court referred the case to Magistrate Judge Moses, who held oral argument on the motion on November 9, 2021. Whitaker’s renewed motion to dismiss remains pending.

Monroe and the Company intend to pursue their claims vigorously.

As of the date of this filing, we are not aware of any other material legal proceedings to which we or any of our subsidiaries is a party or to which any of our property is subject, other than as disclosed above.